Critical accounting estimates and judgments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Changes in Accounting Policies, Accounting Estimates and Errors [Abstract]
Schedule of Goodwill Allocated	The following table shows only the 11 CGUs (2019: 11 CGUs) where goodwill was allocated at each period end and the corresponding amount of goodwill allocated to each one:

CGU / Operating segment / Country	September 30, 2020	September 30, 2019
La Carolina / Crops / Argentina	168	162
La Carolina / Cattle / Argentina	27	26
El Orden / Crops / Argentina	180	175
El Orden / Cattle / Argentina	7	6
La Guarida / Crops / Argentina	1,196	1,158
La Guarida / Cattle / Argentina	616	597
Los Guayacanes / Crops / Argentina	2,215	2,145
Doña Marina / Rice / Argentina	3,856	3,734
Huelen / Crops / Argentina (1)	3,838	3,716
El Colorado / Crops / Argentina	1,918	1,857
El Colorado / Cattle / Argentina	19	18
Closing net book value of goodwill allocated to CGUs tested (Note 15)	14,040	13,594
Closing net book value of PPE items allocated to CGUs tested	161,010	162,844
Total assets allocated to CGUs tested	175,050	176,438

(1) Dispose on December 2020, see Note 22.

Schedule of Key Assumptions in Valuation Calculations
The key assumptions used by management in the value-in-use calculations which are considered to be most sensitive to the calculation are:

Key Assumptions	September 30, 2020	September 30, 2019
Financial projections	Covers 4 years for UMA (*)	Covers 4 years for UMA (*)
	Covers 7 years for AVI (**)	Covers 7 years for AVI (**)
Yield average growth rates	0-1%	0-1%
Future pricing increases	1.76% per annum	0.11% per annum
Future cost decrease	0.33% per annum	0.78% per annum
Discount rates	7%	7%
Perpetuity growth rate	1%	1%

(*) UMA stands for Usina Monte Alegre LTDA.
    (**) AVI stands for Adecoagro Vale Do Ivinhema S.A.
The following table shows only the 2 CGUs where goodwill was allocated at each period end and the corresponding amount of goodwill allocated to each one:

CGU/ Operating segment	September 30, 2020	September 30, 2019
AVI / Sugar, Ethanol and Energy	2,815	3,813
UMA / Sugar, Ethanol and Energy	1,056	1,430
Closing net book value of goodwill allocated to CGUs tested (Note 15)	3,871	5,243
Closing net book value of PPE items allocated to CGUs tested	494,077	614,702
Total assets allocated to 2 CGUs tested	497,948	619,945